CONSOLIDATED STATEMENTS SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2022	$ 0	$ 1,253,093	$ (1,926)	$ (323,046)	$ 928,121
Beginning balance (Shares) at Dec. 31, 2022	161,316,543
Issuance of warrants to Ordinary Shares	$ 0	60,206	0	0	60,206
Exercise of options and vested RSUs granted to employees	$ 0	1,969	0	0	1,969
Exercise of options and vested RSUs granted to employees (Shares)	2,016,124
Issuance of Shares due to Contingent Consideration	$ 0	0	0	0	0
Issuance of Shares due to Contingent Consideration (Shares)	219,600
Other comprehensive income (loss)	$ 0	0	506	0	506
Share-based compensation expense	0	44,960	0	0	44,960
Exercise of Warrants to Ordinary Shares	$ 0	22	0	0	22
Exercise of Warrants to Ordinary Shares (Shares)	2,221,647
Net Profit (loss)	$ 0	0	0	(133,805)	(133,805)
Ending balance at Dec. 31, 2023	$ 0	1,360,250	(1,420)	(456,851)	901,979
Ending balance (Shares) at Dec. 31, 2023	165,773,914
Issuance of warrants to Ordinary Shares	$ 0	22,400	0	0	22,400
Exercise of options and vested RSUs granted to employees	$ 0	3,271	0	0	3,271
Exercise of options and vested RSUs granted to employees (Shares)	2,645,700
Issuance of Shares due to Contingent Consideration	$ 0	0	0	0	0
Issuance of Shares due to Contingent Consideration (Shares)	219,600
Other comprehensive income (loss)	$ 0	0	1,935	0	1,935
Share-based compensation expense	0	39,391	0	0	39,391
Exercise of Warrants to Ordinary Shares	$ 0	5	0	0	5
Exercise of Warrants to Ordinary Shares (Shares)	492,054
Net Profit (loss)	$ 0	0	0	(75,548)	(75,548)
Ending balance at Dec. 31, 2024	$ 0	1,425,317	515	(532,399)	893,433
Ending balance (Shares) at Dec. 31, 2024	169,131,268
Issuance of ordinary shares upon exercise of share options	$ 0	1,392	0	0	1,392
Issuance of ordinary shares upon exercise of share options (Shares)	550,080
Issuance of ordinary shares upon vesting of RSU's	$ 0	0	0	0	0
Issuance of ordinary shares upon vesting of RSU's (Shares)	1,203,317
Other comprehensive income (loss)	$ 0	0	2,285	0	2,285
Share-based compensation expense	0	39,454	0	0	39,454
Fair value of awards attributable to pre-acquisition services	0	68	0	0	68
Repurchase of shares, net of transaction costs	$ 0	0	0	(72,217)	(72,217)
Repurchase of shares, net of transaction costs (Shares)	(1,835,049)
Net Profit (loss)	$ 0	0	0	68,270	68,270
Ending balance at Dec. 31, 2025	$ 0	$ 1,466,231	$ 2,800	$ (536,347)	$ 932,684
Ending balance (Shares) at Dec. 31, 2025	169,049,616